LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–84.23%
Aerospace & Defense–2.16%
L3Harris Technologies	26,322	$ 4,741,119
Lockheed Martin	3,300	1,118,535
Raytheon	20,876	2,737,887
Raytheon Technologies	20,456	1,929,615
		10,527,156
Air Freight & Logistics–0.48%
United Parcel Service Class B	24,852	2,321,674
		2,321,674
Airlines–0.12%
†JetBlue Airways	56,471	505,416
†United Airlines Holdings	2,768	87,330
		592,746
Auto Components–0.03%
Goodyear Tire & Rubber	25,000	145,500
		145,500
Banks–2.86%
Associated Banc-Corp	26,000	332,540
Bank of America	122,825	2,607,575
CIT Group	21,560	372,126
Fifth Third Bancorp	34,000	504,900
First Horizon National	50,556	407,481
JPMorgan Chase & Co.	66,373	5,975,561
Regions Financial	63,000	565,110
US Bancorp	32,726	1,127,411
Wells Fargo & Co.	53,693	1,540,989
Zions Bancorp	18,500	495,060
		13,928,753
Beverages–1.03%
Coca-Cola	42,393	1,875,890
†Monster Beverage	20,500	1,153,330
PepsiCo	16,376	1,966,758
		4,995,978
Biotechnology–7.44%
AbbVie	19,000	1,447,610
†Agios Pharmaceuticals	14,916	529,220
†Alkermes	20,712	298,667
Amgen	36,558	7,411,403
†Biogen	44,132	13,962,482
†ImmunoGen	8,476	28,903
†Ionis Pharmaceuticals	42,411	2,005,192
†Regeneron Pharmaceuticals	2,724	1,330,102
†Ultragenyx Pharmaceutical	10,337	459,273
†Vertex Pharmaceuticals	35,972	8,559,538
†Voyager Therapeutics	20,022	183,201
		36,215,591
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.45%
Johnson Controls International	80,550	$ 2,171,628
		2,171,628
Capital Markets–0.82%
Affiliated Managers Group	5,081	300,491
Bank of New York Mellon	28,000	943,040
CME Group	8,741	1,511,406
Cohen & Steers	23,122	1,050,895
Invesco	20,000	181,600
		3,987,432
Chemicals–2.16%
Air Products & Chemicals	14,064	2,807,315
CF Industries Holdings	5,931	161,323
†Dow	7,000	204,680
Eastman Chemical	14,954	696,557
Ecolab	13,032	2,030,777
Huntsman	43,919	633,751
PPG Industries	32,013	2,676,287
Sherwin-Williams	2,866	1,316,984
		10,527,674
Commercial Services & Supplies–0.42%
Waste Management	22,260	2,060,386
		2,060,386
Communications Equipment–0.78%
†Arista Networks	5,003	1,013,358
Cisco Systems	64,588	2,538,954
Juniper Networks	13,000	248,820
		3,801,132
Construction & Engineering–0.11%
†MasTec	17,000	556,410
		556,410
Construction Materials–0.28%
Vulcan Materials	12,616	1,363,411
		1,363,411
Consumer Finance–0.52%
American Express	6,163	527,614
Discover Financial Services	12,000	428,040
Navient	95,000	720,100
SLM	34,000	244,460
Synchrony Financial	37,643	605,676
		2,525,890
Containers & Packaging–0.32%
Ball	14,634	946,234
International Paper	19,000	591,470
		1,537,704
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.14%
†Grand Canyon Education	9,200	$ 701,822
		701,822
Diversified Financial Services–1.38%
†Berkshire Hathaway Class A	21	5,712,000
†Berkshire Hathaway Class B	5,437	994,047
		6,706,047
Diversified Telecommunication Services–1.15%
AT&T	81,275	2,369,166
†GCI Liberty Class A	9,961	567,478
Verizon Communications	49,627	2,666,459
		5,603,103
Electric Utilities–0.66%
ALLETE	11,400	691,752
IDACORP	5,400	474,066
NextEra Energy	2,267	545,485
NRG Energy	31,615	861,825
OGE Energy	20,500	629,965
		3,203,093
Electrical Equipment–0.18%
Eaton	8,000	621,520
Hubbell	2,300	263,902
		885,422
Electronic Equipment, Instruments & Components–0.93%
Dolby Laboratories Class A	10,920	591,973
Jabil	30,000	737,400
TE Connectivity	50,923	3,207,131
		4,536,504
Energy Equipment & Services–0.17%
Core Laboratories	38,127	394,233
National Oilwell Varco	44,958	441,937
		836,170
Entertainment–2.02%
†Electronic Arts	7,500	751,275
†Liberty Media-Liberty Formula One Class A	5,573	143,895
†Liberty Media-Liberty Formula One Class C	10,295	280,333
Lions Gate Entertainment Class B	20,994	117,146
†Madison Square Garden Class A	13,533	2,861,012
†Take-Two Interactive Software	9,884	1,172,341
Walt Disney	31,032	2,997,691
World Wrestling Entertainment Class A	12,382	420,121
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Zynga Class A	156,400	$ 1,071,340
		9,815,154
Equity Real Estate Investment Trusts–1.54%
American Tower	15,901	3,462,443
Brixmor Property Group	52,500	498,750
CoreCivic	29,000	323,930
Gaming and Leisure Properties	14,100	390,711
Iron Mountain	34,000	809,200
Kimco Realty	56,003	541,549
Lamar Advertising Class A	10,900	558,952
Life Storage	9,500	898,225
		7,483,760
Food & Staples Retailing–1.05%
Kroger	42,321	1,274,709
Walmart	33,602	3,817,859
		5,092,568
Food Products–0.90%
Hershey	8,900	1,179,250
Ingredion	12,800	966,400
Mondelez International Class A	25,811	1,292,615
†Pilgrim's Pride	52,378	949,089
		4,387,354
Gas Utilities–0.41%
National Fuel Gas	24,200	902,418
Southwest Gas Holdings	4,000	278,240
Spire	10,800	804,384
		1,985,042
Health Care Equipment & Supplies–1.87%
†Align Technology	338	58,795
Becton Dickinson & Co.	8,228	1,890,548
†Edwards Lifesciences	4,000	754,480
†Haemonetics	10,825	1,078,819
Medtronic	54,161	4,884,239
West Pharmaceutical Services	3,000	456,750
		9,123,631
Health Care Providers & Services–4.38%
†AMN Healthcare Services	12,800	739,968
Chemed	3,449	1,494,107
CVS Health	11,811	700,747
†Guardant Health	9,480	659,808
Humana	4,400	1,381,688
†Molina Healthcare	7,776	1,086,385
UnitedHealth Group	61,177	15,256,320
		21,319,023

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.23%
†Veeva Systems Class A	7,300	$ 1,141,501
		1,141,501
Hotels, Restaurants & Leisure–0.16%
Starbucks	11,500	756,010
		756,010
Household Durables–0.15%
PulteGroup	32,000	714,240
		714,240
Household Products–0.74%
Procter & Gamble	30,489	3,353,790
Spectrum Brands Holdings	6,500	236,405
		3,590,195
Independent Power and Renewable Electricity Producers–0.19%
AES	67,184	913,702
		913,702
Industrial Conglomerates–0.92%
3M	7,683	1,048,806
Honeywell International	25,616	3,427,165
		4,475,971
Insurance–1.30%
Allstate	12,300	1,128,279
American Financial Group	2,900	203,232
Hartford Financial Services Group	19,200	676,608
Principal Financial Group	6,500	203,710
Progressive	16,500	1,218,360
Travelers	26,398	2,622,641
Unum Group	18,640	279,787
		6,332,617
Interactive Media & Services–3.91%
†Alphabet Class A	3,663	4,256,223
†Alphabet Class C	3,081	3,582,618
†Facebook Class A	41,129	6,860,317
†Pinterest Class A	26,843	414,456
†Snap Class A	35,000	416,150
†Twitter	142,841	3,508,175
		19,037,939
Internet & Direct Marketing Retail–2.30%
†Amazon.com	4,939	9,629,667
†Booking Holdings	850	1,143,522
†Qurate Retail	68,555	418,528
		11,191,717
IT Services–3.13%
Automatic Data Processing	22,788	3,114,664
Cognizant Technology Solutions Class A	16,505	766,987
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Fidelity National Information Services	7,496	$ 911,814
International Business Machines	16,428	1,822,358
Mastercard Class A	4,400	1,062,864
†PayPal Holdings	17,918	1,715,469
Visa Class A	36,130	5,821,266
		15,215,422
Life Sciences Tools & Services–0.87%
Bruker	25,700	921,602
Thermo Fisher Scientific	11,601	3,290,044
		4,211,646
Machinery–0.61%
AGCO	7,700	363,825
Allison Transmission Holdings	6,000	195,660
Cummins	7,698	1,041,693
Dover	7,477	627,619
Parker-Hannifin	2,900	376,217
Pentair	12,985	386,434
		2,991,448
Media–5.37%
†AMC Networks Class A	47,933	1,165,251
Comcast Class A	444,323	15,275,825
†Discovery Class A	91,924	1,787,003
†Discovery Class C	43,632	765,305
Fox Class A	35,000	827,050
†Liberty Broadband Class A	13,106	1,402,342
†Liberty Broadband Class C	20,361	2,254,370
†Liberty Media-Liberty SiriusXM Class A	22,293	706,465
†Liberty Media-Liberty SiriusXM Class C	41,178	1,302,048
†MSG Networks Class A	36,085	368,067
ViacomCBS Class B	19,082	267,339
		26,121,065
Metals & Mining–0.42%
Freeport-McMoRan	80,395	542,666
Nucor	11,497	414,122
Southern Copper	15,000	422,400
Steel Dynamics	30,000	676,200
		2,055,388
Multi-Utilities–0.08%
Sempra Energy	3,621	409,137
		409,137
Oil, Gas & Consumable Fuels–1.70%
†Antero Resources	460,000	327,934
Chevron	26,758	1,938,885

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil	40,607	$ 1,541,848
HollyFrontier	6,303	154,486
Kinder Morgan	86,423	1,203,008
Marathon Petroleum	23,000	543,260
Occidental Petroleum	30,618	354,556
Ovintiv	39,111	105,600
Phillips 66	12,676	680,067
Pioneer Natural Resources	8,934	626,720
Valero Energy	17,463	792,122
		8,268,486
Pharmaceuticals–4.70%
Allergan	39,457	6,987,835
†Bausch Health Companies	24,148	374,294
Bristol-Myers Squibb	30,437	1,696,558
Johnson & Johnson	39,326	5,156,818
Merck & Co.	80,289	6,177,436
Pfizer	76,698	2,503,423
		22,896,364
Professional Services–0.39%
†FTI Consulting	10,500	1,257,585
Robert Half International	16,457	621,252
		1,878,837
Real Estate Management & Development–0.13%
†CBRE Group Class A	16,300	614,673
		614,673
Semiconductors & Semiconductor Equipment–3.32%
Applied Materials	14,500	664,390
ASML Holding (New York shares)	5,347	1,398,989
Broadcom	23,495	5,570,665
†Cree	63,816	2,262,915
Intel	55,195	2,987,153
Lam Research	4,500	1,080,000
NVIDIA	5,300	1,397,080
Texas Instruments	7,899	789,347
		16,150,539
Software–9.04%
†Adobe	20,244	6,442,451
†Autodesk	32,234	5,031,727
†Cerence	11,923	183,614
Citrix Systems	21,210	3,002,275
†Dropbox Class A	29,500	533,950
†FireEye	104,024	1,100,574
†Fortinet	11,000	1,112,870
Intuit	2,500	575,000
†Manhattan Associates	3,700	184,334
Microsoft	117,694	18,561,521
NortonLifeLock	50,000	935,500
†Nuance Communications	95,390	1,600,644
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Oracle	32,011	$ 1,547,092
†salesforce.com	22,041	3,173,463
		43,985,015
Specialty Retail–1.90%
Foot Locker	11,481	253,156
Home Depot	33,696	6,291,380
TJX	50,677	2,422,867
†Ulta Beauty	1,582	277,958
		9,245,361
Technology Hardware, Storage & Peripherals–4.54%
Apple	55,467	14,104,704
Seagate Technology	127,839	6,238,543
Western Digital	37,795	1,573,028
†Xerox Holdings	9,000	170,460
		22,086,735
Textiles, Apparel & Luxury Goods–0.33%
†Deckers Outdoor	6,600	884,400
Ralph Lauren	10,500	701,715
		1,586,115
Thrifts & Mortgage Finance–0.11%
MGIC Investment	86,000	546,100
		546,100
Tobacco–0.23%
Philip Morris International	15,500	1,130,880
		1,130,880
Trading Companies & Distributors–0.19%
†HD Supply Holdings	7,500	213,225
WW Grainger	2,900	720,650
		933,875
Wireless Telecommunication Services–0.51%
Telephone & Data Systems	27,000	452,520
†T-Mobile US	13,960	1,171,244
†United States Cellular	29,800	872,842
		2,496,606
Total Common Stock (Cost $442,953,909)		409,915,342

MONEY MARKET FUND–9.81%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	47,730,262	47,730,262
Total Money Market Fund (Cost $47,730,262)		47,730,262

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–94.04% (Cost $490,684,171)	$457,645,604
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–5.96%	29,000,180
NET ASSETS APPLICABLE TO 40,270,583 SHARES OUTSTANDING–100.00%	$486,645,784

† Non-income producing.

The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(164)	E-mini Russell 2000 Index	$(9,410,320)	$(8,572,700)	6/19/20	$—	$(837,620)
(1,776)	E-mini S&P 500 Index	(228,189,360)	(225,565,322)	6/19/20	—	(2,624,038)
16	E-mini S&P 500 Index	2,055,760	2,053,659	6/19/20	2,101	—
(163)	E-mini S&P MidCap 400 Index	(23,436,140)	(20,975,278)	6/19/20	—	(2,460,862)
Total Futures Contracts					$2,101	$(5,922,520)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$409,915,342	$—	$—	$409,915,342
Money Market Fund	47,730,262	—	—	47,730,262
Total Investments	$457,645,604	$—	$—	$457,645,604
Derivatives:

Assets:
Futures Contract	$2,101	$—	$—	$2,101
Liabilities:
Futures Contracts	$(5,922,520)	$—	$—	$(5,922,520)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes (continued)
 3. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
4. Subsequent Events
At a meeting of the Board of Trustees of the Trust on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) to subadvise the Fund’s managed volatility strategy, effective on or about May 1, 2020. The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. as subadviser to the Fund’s managed volatility strategy.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–7